UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management Singapore Limited
Address: 6 Battery Road, #34-02
         Singapore, 049909

13F FILE NUMBER: 028-13391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshimi Masuda
Title:   Senior Manager / Head of Compliance
Phone:   65 6420 1792

Signature, Place, and Date of Signing:

/s/ Yoshimi Masuda
------------------
Yoshimi Masuda, Singapore, November 14, 2011

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").
================================================================================
Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: 369,270 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                          COM        002824100    2,214   43,300     SH             SOLE              34,900        8,400
ACCENTURE PLC IRELAND            SHS CLASS A    G1151C101    2,803   53,200     SH             SOLE              36,000       17,200
AES CORP                             COM        00130H105      590   60,400     SH             SOLE                             NONE
AFLAC INC                            COM        001055102      133    3,800     SH             SOLE                             NONE
AGCO CORP                            COM        001084102    2,351   68,000     SH             SOLE              68,000
AGILENT TECHNOLOGIES INC             COM        00846U101      566   18,100     SH             SOLE                             NONE
AIRGAS INC                           COM        009363102      236    3,700     SH             SOLE                             NONE
AKAMAI TECHNOLOGIES INC              COM        00971T101    4,123  207,400     SH             SOLE             147,400       60,000
ALLERGAN INC                         COM        018490102    4,910   59,600     SH             SOLE              34,900       24,700
AMAZON COM INC                       COM        023135106      887    4,100     SH             SOLE                             NONE
AMERICAN EXPRESS CO                  COM        025816109    1,776   39,550     SH             SOLE                             NONE
AMGEN INC                            COM        031162100    2,594   47,200     SH             SOLE              33,300       13,900
AMPHENOL CORP NEW                    CL A       032095101    4,562  111,900     SH             SOLE              79,900       32,000
APACHE CORP                          COM        037411105    4,806   59,900     SH             SOLE              37,000       22,900
APPLE INC                            COM        037833100    5,032   13,200     SH             SOLE                             NONE
AT&T INC                             COM        00206R102    2,032   71,250     SH             SOLE                             NONE
BAIDU INC                       SPON ADR REP A  056752108      855    8,000     SH             SOLE                             NONE
BAKER HUGHES INC                     COM        057224107    1,976   42,800     SH             SOLE              34,800        8,000
BANK OF AMERICA CORPORATION          COM        060505104      887  144,967     SH             SOLE                             NONE
BRISTOL MYERS SQUIBB CO              COM        110122108    4,327  137,900     SH             SOLE             105,900       32,000
BROADCOM CORP                        CL A       111320107    3,326   99,900     SH             SOLE              62,900       37,000
CA INC                               COM        12673P105    2,863  147,500     SH             SOLE              94,100       53,400
CARDINAL HEALTH INC                  COM        14149Y108      574   13,700     SH             SOLE                             NONE
CARNIVAL CORP                     PAIRED CTF    143658300      248    8,200     SH             SOLE                             NONE
CELGENE CORP                         COM        151020104    2,588   41,800     SH             SOLE              41,800
CERNER CORP                          COM        156782104    3,508   51,200     SH             SOLE              23,800       27,400
CHESAPEAKE ENERGY CORP               COM        165167107      723   28,300     SH             SOLE                             NONE
CHEVRON CORP NEW                     COM        166764100    9,826  106,200     SH             SOLE              87,200       19,000
CIMAREX ENERGY CO                    COM        171798101    1,153   20,700     SH             SOLE              16,700        4,000
CISCO SYS INC                        COM        17275R102    5,465  352,800     SH             SOLE             278,800       74,000
CITIGROUP INC                      COM NEW      172967424    1,300   50,750     SH             SOLE                             NONE
CITRIX SYS INC                       COM        177376100    6,140  112,600     SH             SOLE              67,900       44,700
COACH INC                            COM        189754104    6,012  116,000     SH             SOLE              73,000       43,000
COCA COLA CO                         COM        191216100   11,553  171,000     SH             SOLE             134,100       36,900
COGNIZANT TECHNOLOGY SOLUTIO         CL A       192446102      198    3,150     SH             SOLE                             NONE
COLGATE PALMOLIVE CO                 COM        194162103      887   10,000     SH             SOLE                             NONE
CONOCOPHILLIPS                       COM        20825C104    8,759  138,330     SH             SOLE              86,900       51,430
COOPER INDUSTRIES PLC                SHS        G24140108    2,915    63200     SH             SOLE               40600        22600
CORE LABORATORIES N V                COM        N22717107    4,447   49,500     SH             SOLE              49,500
CORNING INC                          COM        219350105    2,355  190,500     SH             SOLE             113,000       77,500
COVIDIEN PLC                         SHS        G2554F113    3,202   72,600     SH             SOLE              44,700       27,900
CROWN HOLDINGS INC                   COM        228368106      180    5,952     SH             SOLE                             NONE
CSX CORP                             COM        126408103      633   33,900     SH             SOLE                             NONE
CVS CAREMARK CORPORATION             COM        126650100    1,763   52,500     SH             SOLE                             NONE

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW                COM        25179M103    5,428   97,900     SH             SOLE              88,500        9,400
DOLLAR TREE INC                      COM        256746108    3,628   48,300     SH             SOLE              30,000       18,300
DR REDDYS LABS LTD                   ADR        256135203       39    1,300     SH             SOLE               1,300         NONE
DU PONT E I DE NEMOURS & CO          COM        263534109    4,505  112,700     SH             SOLE              76,800       35,900
DUKE ENERGY CORP NEW                 COM        26441C105    1,859   93,000     SH             SOLE                             NONE
DUN & BRADSTREET CORP DEL NE         COM        26483E100       95    1,550     SH             SOLE                             NONE
E M C CORP MASS                      COM        268648102    8,495  404,700     SH             SOLE             257,000      147,700
EDWARDS LIFESCIENCES CORP            COM        28176E108      160    2,250     SH             SOLE                             NONE
EOG RES INC                          COM        26875P101    1,910   26,900     SH             SOLE                             NONE
EXELON CORP                          COM        30161N101    1,645   38,600     SH             SOLE                             NONE
EXPRESS SCRIPTS INC                  COM        302182100    4,997  134,800     SH             SOLE             113,300       21,500
EXXON MOBIL CORP                     COM        30231G102   11,788  162,306     SH             SOLE              92,700       69,606
FEDEX CORP                           COM        31428X106    2,978   44,000     SH             SOLE              25,100       18,900
FINISAR CORP                       COM NEW      31787A507    1,727   98,450     SH             SOLE              53,600       44,850
FOSTER WHEELER AG                    COM        H27178104      987   55,500     SH             SOLE              34,500       21,000
FREEPORT-MCMORAN COPPER & GO         COM        35671D857    5,939  195,030     SH             SOLE             129,500       65,530
GENERAL DYNAMICS CORP                COM        369550108      833   14,650     SH             SOLE                             NONE
GILEAD SCIENCES INC                  COM        375558103    1,544   39,800     SH             SOLE                             NONE
GOLDMAN SACHS GROUP INC              COM        38141G104      841    8,900     SH             SOLE                             NONE
GOOGLE INC                           CL A       38259P508    7,459   14,500     SH             SOLE              12,000        2,500
GRAINGER W W INC                     COM        384802104    4,127   27,600     SH             SOLE              18,000        9,600
HOME DEPOT INC                       COM        437076102    6,505  197,910     SH             SOLE             127,300       70,610
HONEYWELL INTL INC                   COM        438516106    4,650  105,900     SH             SOLE              91,700       14,200
ICICI BK LTD                         ADR        45104G104      224    6,455     SH             SOLE               1,455        5,000
IDEXX LABS INC                       COM        45168D104    2,035   29,500     SH             SOLE              29,500
INFOSYS LTD                     SPONSORED ADR   456788108      562   11,000     SH             SOLE               1,000       10,000
INGERSOLL-RAND PLC                   SHS        G47791101      228    8,100     SH             SOLE                             NONE
INTEL CORP                           COM        458140100    1,988   93,200     SH             SOLE              93,200
INTERNATIONAL BUSINESS MACHS         COM        459200101   10,694   61,100     SH             SOLE              46,700       14,400
INTUITIVE SURGICAL INC             COM NEW      46120E602    1,858    5,100     SH             SOLE                             NONE
JOHNSON & JOHNSON                    COM        478160104    8,422  132,200     SH             SOLE             100,000       32,200
JPMORGAN CHASE & CO                  COM        46625H100    1,796   59,644     SH             SOLE                             NONE
JUNIPER NETWORKS INC                 COM        48203R104    2,444  141,600     SH             SOLE              81,200       60,400
LAUDER ESTEE COS INC                 CL A       518439104      817    9,300     SH             SOLE                             NONE
LG DISPLAY CO LTD               SPONS ADR REP   50186V102      122   15,000     SH             SOLE                             NONE
LILLY ELI & CO                       COM        532457108      455   12,300     SH             SOLE                             NONE
MANPOWERGROUP INC                    COM        56418H100      272    8,100     SH             SOLE                             NONE
MEDCO HEALTH SOLUTIONS INC           COM        58405U102    2,041   43,530     SH             SOLE                             NONE
MEDTRONIC INC                        COM        585055106    1,725   51,900     SH             SOLE              51,900
MERCK & CO INC NEW                   COM        58933Y105    6,275  191,852     SH             SOLE             124,400       67,452
METLIFE INC                          COM        59156R108    1,106   39,500     SH             SOLE                             NONE
MICROSOFT CORP                       COM        594918104    5,712  229,500     SH             SOLE             196,900       32,600
MONSANTO CO NEW                      COM        61166W101    4,083   68,000     SH             SOLE              38,900       29,100
NATIONAL INSTRS CORP                 COM        636518102      197    8,600     SH             SOLE                             NONE
NATIONAL OILWELL VARCO INC           COM        637071101    7,340  143,300     SH             SOLE             107,700       35,600
NETAPP INC                           COM        64110D104      217    6,400     SH             SOLE                             NONE
NEW YORK CMNTY BANCORP INC           COM        649445103      500   42,000     SH             SOLE                             NONE

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC            COM        67020Y100    3,541  173,900     SH             SOLE             173,900
O REILLY AUTOMOTIVE INC NEW          COM        67103H107    4,064   61,000     SH             SOLE              38,500       22,500
ORACLE CORP                          COM        68389X105    8,737  304,000     SH             SOLE             248,200       55,800
PALL CORP                            COM        696429307    1,866   44,000     SH             SOLE              44,000
PEABODY ENERGY CORP                  COM        704549104    3,070   90,600     SH             SOLE              64,600       26,000
PETSMART INC                         COM        716768106    3,293   77,200     SH             SOLE              57,600       19,600
PFIZER INC                           COM        717081103      758   42,900     SH             SOLE                             NONE
PHILIP MORRIS INTL INC               COM        718172109    2,133   34,200     SH             SOLE                             NONE
PNC FINL SVCS GROUP INC              COM        693475105    2,194   45,525     SH             SOLE                             NONE
POSCO                           SPONSORED ADR   693483109      228    3,000     SH             SOLE                             NONE
PRICELINE COM INC                  COM NEW      741503403    2,068    4,600     SH             SOLE               4,600
PROCTER & GAMBLE CO                  COM        742718109    8,207  129,900     SH             SOLE              96,700       33,200
PUBLIC SVC ENTERPRISE GROUP          COM        744573106      440   13,200     SH             SOLE                             NONE
QUALCOMM INC                         COM        747525103      875   18,000     SH             SOLE                             NONE
RACKSPACE HOSTING INC                COM        750086100    1,878   55,000     SH             SOLE              55,000
RESMED INC                           COM        761152107    4,598  159,700     SH             SOLE             159,700
SALESFORCE COM INC                   COM        79466L302    3,348   29,300     SH             SOLE              20,300        9,000
SCHLUMBERGER LTD                     COM        806857108    2,849   47,700     SH             SOLE              47,700
SIGMA ALDRICH CORP                   COM        826552101      470    7,600     SH             SOLE                             NONE
SILICONWARE PRECISION INDS L    SPONSD ADR SPL  827084864      239   50,020     SH             SOLE                             NONE
SINA CORP                            ORD        G81477104      215    3,000     SH             SOLE                             NONE
ST JUDE MED INC                      COM        790849103    2,269   62,700     SH             SOLE              50,800       11,900
STAPLES INC                          COM        855030102      446   33,500     SH             SOLE                             NONE
STATE STR CORP                       COM        857477103      204    4,200     SH             SOLE                             NONE
STERICYCLE INC                       COM        858912108    2,179   27,000     SH             SOLE              27,000
SYMANTEC CORP                        COM        871503108    2,618  160,600     SH             SOLE             130,000       30,600
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100      689   60,250     SH             SOLE                             NONE
TARGET CORP                          COM        87612E106    1,356   27,650     SH             SOLE                             NONE
TATA MTRS LTD                   SPONSORED ADR   876568502      171   11,090     SH             SOLE               3,090        8,000
TE CONNECTIVITY LTD                REG SHS      H84989104    3,079  109,400     SH             SOLE              77,000       32,400
TERADATA CORP DEL                    COM        88076W103    4,604   86,000     SH             SOLE              57,000       29,000
TEXTRON INC                          COM        883203101      162    9,200     SH             SOLE                             NONE
THERMO FISHER SCIENTIFIC INC         COM        883556102    3,281   64,800     SH             SOLE              41,500       23,300
TYCO INTERNATIONAL LTD               SHS        H89128104    3,321   81,500     SH             SOLE              50,000       31,500
VARIAN MED SYS INC                   COM        92220P105    3,077   59,000     SH             SOLE              35,900       23,100
VCA ANTECH INC                       COM        918194101    1,982  124,000     SH             SOLE             124,000
VERIZON COMMUNICATIONS INC           COM        92343V104    3,187   86,600     SH             SOLE                             NONE
WARNACO GROUP INC                  COM NEW      934390402      124    2,700     SH             SOLE                             NONE
WATERS CORP                          COM        941848103    3,510   46,500     SH             SOLE              42,000        4,500
WEIGHT WATCHERS INTL INC NEW         COM        948626106      699   12,000     SH             SOLE                             NONE
WELLPOINT INC                        COM        94973V107    1,109   16,990     SH             SOLE                             NONE
WELLS FARGO & CO NEW                 COM        949746101    1,836   76,100     SH             SOLE                             NONE
XILINX INC                           COM        983919101    2,155   78,550     SH             SOLE              71,600        6,950
YAHOO INC                            COM        984332106      615   46,700     SH             SOLE                             NONE

                                                TOTAL      369,270


